Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended					72 Months Ended
	Jan. 01, 2023	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025
Income Tax
Statutory income tax rate (in %)		25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense		¥ (176,752)	$ (24,215)		¥ (62,113)	¥ (127,268)
Hong Kong | Taxable income below threshold amount
Income Tax
Taxable income				$ 2
Statutory income tax rate (in %)		8.25%	8.25%	8.25%
Hong Kong | Taxable income over threshold amount
Income Tax
Taxable income				$ 2
Statutory income tax rate (in %)		16.50%	16.50%	16.50%
The People's Republic of China
Income Tax
Preferential income tax rate (in %)		15.00%	15.00%	15.00%
Statutory income tax rate (in %)		25.00%	25.00%	25.00%
Super deduction for research and development expenses (in %)		175.00%	175.00%	175.00%
Super deduction for research and development expenses applicable to manufacturing enterprises (in %)	200.00%	200.00%	200.00%	200.00%
The People's Republic of China | Ningbo Viridi
Income Tax
Preferential income tax rate (in %)							15.00%
The People's Republic of China | Zeekr Research and Development
Income Tax
Preferential income tax rate (in %)		15.00%	15.00%	15.00%
The People's Republic of China | Entities other than Ningbo Viridi and Zeekr Research and Development
Income Tax
Statutory income tax rate (in %)		25.00%	25.00%	25.00%
Sweden
Income Tax
Statutory income tax rate (in %)		20.60%	20.60%	20.60%	20.60%	20.60%
Income tax expense | ¥		¥ 176,752			¥ 62,113	¥ 127,268
Netherlands
Income Tax
Statutory income tax rate (in %)		25.80%	25.80%	25.80%	25.80%